Basis of Presentation	3 Months Ended
Jun. 30, 2012
Notes to Financial Statements
Basis of Presentation

1.	Basis of Presentation

Unless the context requires otherwise, references in this Form 10-Q to the “Company,” “Pioneer,” “we,” “our” and “us” refer to Pioneer Power Solutions, Inc. and its subsidiaries, including Pioneer Electrogroup Canada Inc., Pioneer Transformers Ltd., Bemag Transformer Inc., Jefferson Electric, Inc. and Pioneer Wind Energy Systems Inc.

These unaudited consolidated financial statements include the accounts of the Company and its wholly-owned subsidiaries. All significant intercompany accounts and transactions have been eliminated in consolidation. Certain prior year amounts have been reclassified to conform to the current year presentation, including amounts related to Pioneer Wind Energy Systems Inc. which are reported as discontinued operations.

These unaudited consolidated financial statements have been prepared pursuant to the rules of the Securities and Exchange Commission (“SEC”). Certain information and footnote disclosures, normally included in annual financial statements prepared in accordance with accounting principles generally accepted in the United States (“U.S. GAAP”), have been condensed or omitted pursuant to those rules and regulations. We believe that the disclosures made are adequate to make the information presented not misleading. In the opinion of management, all adjustments, consisting only of normal recurring adjustments, necessary to fairly state the financial position, results of operations and cash flows with respect to the interim consolidated financial statements have been included. The results of operations for the interim period are not necessarily indicative of the results for the entire fiscal year. The year-end balance sheet data was derived from audited financial statements, but does not include all disclosures required by U.S. GAAP.

These unaudited consolidated financial statements should be read in conjunction with the risk factors, audited consolidated financial statements and notes thereto of the Company and its subsidiaries included in its Annual Report on Form 10-K for the year ended December 31, 2011, which was filed with the SEC on March 30, 2012.

Reverse Stock Split

The Company’s board of directors authorized a one-for-five reverse stock split on June 1, 2011, which took effect on June 20, 2011. All share and related stock option and warrant information presented in these financial statements and accompanying footnotes has been retroactively adjusted to reflect the reduced number of shares resulting from this action.